Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Schedule of Revenues and Other Income
The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2022 and 2021:

	For the six-month period ended June 30,
(in thousands of euros)	2022	2021
Services	—	5
Other sales	—	5
Total revenue	—	10
Research tax credit	1,053	1,227
Subsidies	111	62
Other Income	165	20
Total other income	1,329	1,309
Total revenue and other income	1,329	1,319